Bank and Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	December 31, 2024	June 30, 2025
	RM	RM	US$
Bank borrowings
- Current	117,300	-	-
- Non-current	98,059	-	-
Total bank borrowings	215,359	-	-

Other borrowings – current	600,000	600,000	142,426

Total borrowings	815,359	600,000	142,426

The Company borrowings is presented as:
Current	717,300	600,000	142,426
Non-current	98,059	-	-
Total borrowings	815,359	600,000	142,426